Coho Relative Value Equity Fund
Schedule of Investments
as of October 31, 2023 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 3.0%
Walt Disney(a)	243,923	$19,901,678
Total Communication Services		19,901,678

Consumer Discretionary - 15.8%
Lowe's Companies	161,440	30,765,621
NIKE, Inc. - Class B	243,041	24,977,324
Ross Stores	296,388	34,372,116
Service Corp International	269,239	14,651,986
Total Consumer Discretionary		104,767,047

Consumer Staples - 20.1%
Coca-Cola	379,635	21,445,581
Conagra Brands	565,270	15,465,787
Dollar General	206,266	24,553,905
Mondelez International, Inc. - Class A	394,885	26,145,336
Philip Morris International	206,585	18,419,119
Sysco	422,158	28,069,285
Total Consumer Staples		134,099,013

Energy - 3.3%
Chevron	149,903	21,845,364
Total Energy		21,845,364

Financials - 12.2%
Global Payments	184,300	19,576,346
Marsh & McLennan Companies	127,303	24,143,014
State Street	303,580	19,620,375
US Bancorp	549,374	17,514,043
Total Financials		80,853,778

Health Care - 30.5%(b)
Abbott Laboratories	140,700	13,303,185
Amgen	84,640	21,642,448
Cencora	165,877	30,712,127
CVS Health	346,935	23,941,984
Johnson & Johnson	166,120	24,642,241
Medtronic PLC	286,904	20,243,946
Perrigo PLC	441,136	12,192,999
Thermo Fisher Scientific	52,754	23,463,397
UnitedHealth Group	60,375	32,334,435
Total Health Care		202,476,762

Industrials - 7.4%
United Parcel Service, Inc. - Class B	149,481	21,114,191
W.W. Grainger	38,415	28,036,419
Total Industrials		49,150,610

Information Technology - 4.3%
Microchip Technology	402,712	28,709,339
Total Information Technology		28,709,339
TOTAL COMMON STOCKS (Cost $633,912,142)		641,803,591

TOTAL INVESTMENTS - 96.6% (Cost $633,912,142)		$641,803,591
Money Market Deposit Account - 2.0%(c)		13,034,793
Other Assets in Excess of Liabilities - 1.4%		9,335,308
TOTAL NET ASSETS - 100.0%		$664,173,692

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	As of October 31, 2023, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and is subject to change daily. The rate shown as of October 31, 2023 was 3.27%.

Coho Relative Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$641,803,591	$–	$–	$641,803,591
Money Market Deposit Account	13,034,793	–	–	13,034,793
Total Investments	$654,838,384	$–	$–	$654,838,384